BANK LOANS (Details Narrative)			12 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 01, 2023 USD ($)	Jul. 01, 2023 CNY (¥)	Jul. 17, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Payments amount			$ 828,416
Operating lease right of use asset			17,537,096		$ 4,589,678
Repayments of debt			2,702,960	¥ 19,600,873
Interest expense			396,517		471,443	$ 460,905
Capitalized interest					90,775	$ 145,620
Long term debt			5,442,467
Dongguan Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Proceeds from loans	$ 6,900,000	¥ 50,000,000
Debt instrument description	The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points	The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points
Loans payable to bank			4,555,467		$ 6,320,534
Dongguan Rural Commercial Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Loans payable to bank							$ 2,620,100	¥ 19,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Cathay Bank [Membeer]
Line of Credit Facility [Line Items]
Outstanding balance			$ 887,000
Meijia [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings	$ 4,100,000								¥ 30,000,000
Meijia [Member] | Mr Silong Chen [Member]
Line of Credit Facility [Line Items]
Loans receivable collateral for secured borrowings	2,800,000								¥ 20,000,000
Meijia [Member] | Land [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset	1,800,000
Meijia [Member] | Building [Member]
Line of Credit Facility [Line Items]
Operating lease right of use asset	$ 4,800,000